Consolidated Statements of Changes in Shareholders’ Equity		Ordinary shares Class A SGD ($) shares		Ordinary shares Class A USD ($) shares		Ordinary shares Class B SGD ($) shares	Ordinary shares Class B USD ($) shares	Additional paid-in capital SGD ($)	Additional paid-in capital USD ($)	Accumulated other comprehensive income SGD ($)	Accumulated other comprehensive income USD ($)	(Accumulated deficit) Retained earnings SGD ($)	(Accumulated deficit) Retained earnings USD ($)	SGD ($)	USD ($)
Balance (in Dollars)		$ 1,352				$ 1,352		$ 997,296				$ (1,522,382)		$ (522,382)
Balance (in Shares) | shares		1,250,000	[1],[2]	1,250,000	[1],[2]	10,000,000	10,000,000
Balance at Dec. 31, 2022		$ 1,352				$ 1,352		997,296				(1,522,382)		(522,382)
Balance (in Shares) at Dec. 31, 2022 | shares		1,250,000	[1],[2]	1,250,000	[1],[2]	10,000,000	10,000,000
Net income (loss)												2,390,166		2,390,166
Balance at Dec. 31, 2023		$ 1,352				$ 1,352		997,296				867,784		1,867,784
Balance (in Shares) at Dec. 31, 2023 | shares		1,250,000	[1],[2]	1,250,000	[1],[2]	10,000,000	10,000,000
Balance (in Dollars)		$ 1,352				$ 1,352		997,296				867,784		1,867,784
Balance (in Shares) | shares		1,250,000	[1],[2]	1,250,000	[1],[2]	10,000,000	10,000,000
Issuance of ordinary shares pursuant to IPO, net of offering cost		$ 197						5,293,416						5,293,613
Issuance of ordinary shares pursuant to IPO, net of offering cost (in Shares) | shares		187,500	[1],[2]	187,500	[1],[2]
Net income (loss)												(1,031,138)		(1,031,138)
Foreign currency translation adjustment										250,665				250,665
Balance at Dec. 31, 2024		$ 1,549				$ 1,352		6,290,712		250,665		(163,354)		6,380,924
Balance (in Shares) at Dec. 31, 2024 | shares		1,437,500	[1],[2]	1,437,500	[1],[2]	10,000,000	10,000,000
Balance (in Dollars)		$ 1,549				$ 1,352		6,290,712		250,665		(163,354)		6,380,924
Balance (in Shares) | shares		1,437,500	[1],[2]	1,437,500	[1],[2]	10,000,000	10,000,000
Share-based compensation		$ 221						1,185,506						1,185,727
Share-based compensation (in Shares) | shares		214,704	[1],[2]	214,704	[1],[2]
Private placement	[3]							1,925,222						1,925,222
Net income (loss)												(2,353,002)		(2,353,002)	$ (1,829,848)
Foreign currency translation adjustment										(233,445)				(233,445)
Rounding up for reverse share split
Rounding up for reverse share split (in Shares) | shares		20	[1],[2]	20	[1],[2]
Balance at Dec. 31, 2025		$ 1,770		$ 1,322		$ 1,352	$ 1,000	9,401,440	$ 7,311,282	17,220	$ 13,391	(2,516,356)	$ (1,956,883)	6,905,426	5,370,112
Balance (in Shares) at Dec. 31, 2025 | shares		1,652,224	[1],[2]	1,652,224	[1],[2]	10,000,000	10,000,000
Balance (in Dollars)		$ 1,770		$ 1,322		$ 1,352	$ 1,000	$ 9,401,440	$ 7,311,282	$ 17,220	$ 13,391	$ (2,516,356)	$ (1,956,883)	$ 6,905,426	$ 5,370,112
Balance (in Shares) | shares		1,652,224	[1],[2]	1,652,224	[1],[2]	10,000,000	10,000,000

[1]	All per share amounts and shares outstanding for all periods have been retroactively adjusted to reflect the 8-for-1 reverse share split for Class A ordinary share of SPRINGVIEW HOLDINGS LTD, which was effective on December 2, 2025.
[2]	The shares and per share information are presented on a retrospective basis to reflect the reorganization.
[3]	The Class A ordinary shares were not issued on December 24, 2025 due to the Christmas holiday. See Note 14.